Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash & cash equivalents	$ 102,914	$ 161,551
Trade & other receivables	57,660	14,866
Prepayments	8,806	5,687
Inventory	28,111	22,246
Total Current Assets	197,491	204,350
Non-Current Assets
Property, plant and equipment	1,818	1,702
Right-of-use assets	6,196	4,121
Financial assets at fair value through other comprehensive income	0	1,388
Other non-current assets	1,204	1,296
Intangible assets	566,370	571,826
Total Non-Current Assets	575,588	580,333
Total Assets	773,079	784,683
Current Liabilities
Trade and other payables	46,806	19,082
Provisions and other liabilities	11,766	20,985
Borrowings	10,597	54,155
Lease liabilities	3,031	2,680
Warrant liability	8,912	5,724
Total Current Liabilities	81,112	102,626
Non-Current Liabilities
Provisions and other liabilities	7,356	10,793
Borrowings	108,638	67,739
Lease liabilities	5,068	3,583
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	123,562	84,615
Total Liabilities	204,674	187,241
Net Assets	568,405	597,442
Equity
Issued Capital	1,530,774	1,508,846
Reserves	106,034	99,499
Accumulated losses	(1,068,403)	(1,010,903)
Total Equity	$ 568,405	$ 597,442